CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Mar. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of Parent Company Balance Sheets
	March 31,	March 31,
	2025	2024
ASSETS
Current assets
Cash	$2,885,258	$—
Amounts due from related parties	1,497,089	—
Other current assets	100,156	—
Intercompany receivable	3,564,119	1,008,708
Total current assets	8,046,622	1,008,708

Non-current assets
Investment in subsidiaries and VIEs	7,032,153	9,733,725

Total assets	$15,078,775	$10,742,433

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Convertible note payable	$2,391,945	$—
Derivative liability	2,032,530	—
Payroll payable	42,500	—
Amounts due to related parties	100	—
Accrued liabilities and other current liabilities	141,602	—
Total current liabilities	4,608,677	—

Total liabilities	$4,608,677	$—

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary share, par value $0.0016 per share, 112,500,000,000 shares authorized, 1,115,172 and 914,313 shares issued and outstanding as of March 31, 2025 and 2024, respectively*	1,784	1,463
Class B ordinary share, par value $0.0016 per share, 12,500,000,000 shares authorized, 366,000 shares issued and outstanding as of March 31, 2025 and 2024, respectively*	586	586
Additional paid-in capital	13,754,806	3,175,965
Retained earnings (accumulated deficits)	(2,422,343)	8,375,975
Accumulated other comprehensive loss	(864,735)	(811,556)
Total shareholders’ equity	10,470,098	10,742,433

Total liabilities and shareholders’ equity	$15,078,775	$10,742,433

*	Retrospectively adjusted to reflect the authorized share capital increase effective on January 8, 2026, 16-for-1 share consolidation effective on April 20, 2026, authorized share capital increase effective on May 6, 2026 (see Note 21).

Schedule of Parent Company Statements of Comprehensive Income
	For the Years Ended
	March 31,
	2025	2024	2023
OPERATING EXPENSES
Selling expenses	$2,256,284	$—	$—
General and administrative expenses	5,239,764	—	—

OTHER INCOME
Interest expenses, net	(67,043)	—	—
Amortization of debt issuance costs	(230,700)	—	—
Loss on derivative liabilities	(356,134)	—	—

EQUITY IN EARNINGS (LOSS) OF SUBSIDIARIES AND VIES	$(2,648,393)	$8,652	$477,689

NET INCOME (LOSS)	(10,798,318)	8,652	477,689
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(53,179)	(526,589)	(790,166)
COMPREHENSIVE LOSS ATTRIBUTABLE TO THE COMPANY	$(10,851,497)	$(517,937)	$(312,477)

Schedule of Parent Company Statements of Cash Flows
	For the Years Ended
	March 31,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(10,798,318)	$8,652	$477,689
Adjustments to reconcile net cash flows used in operating activities:
Stock-based compensation	2,672,450	—	—
Issuance of Class A Ordinary Share for services	3,643,333	—	—
Amortization of debt issuance costs	356,134	—	—
Accrued interest expense for convertible notes	230,700	—	—
Debt restructuring loss	70,247	—	—

Changes in operating assets and liabilities:
Other current assets	(100,156)	—	—
Payroll payable	42,500	—	—
Accrued expenses and other current liabilities	141,602	—	—
Equity in earnings of subsidiary and VIEs	2,648,393	(8,652)	(477,689)
Net cash used in operating activities	(1,093,115)	—	—

CASH FLOWS FROM INVESTING ACTIVITIES:
Payments made to intercompany	(3,168,580)	—	—
Payments made to related parties	(1,497,089)	—	—
Net cash used in investing activities	(4,665,669)	—	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from initial public offerings, net of issuance costs	4,436,973	—	—
Net proceeds from issuance of convertible note	4,206,970	—	—
Proceeds from loans from related parties	99	—	—
Net cash provided by financing activities	8,644,042	—	—

CHANGES IN CASH AND CASH EQUIVALENTS	2,885,258	—	—

CASH AND CASH EQUIVALENTS, beginning of year	—	—	—

CASH AND CASH EQUIVALENTS, end of year	$2,885,258	$—	$—

SUPPLEMENTAL NON-CASH FINANCING ACTIVITY:
Increase of intercompany receivables due to Subsidiaries and VIEs collection of proceeds of issuance of Class A securities on behalf of the parent company	$—	$458,341	$548,367